Merger with MabVax Therapeutics, Inc (Details Narrative) - USD ($)		12 Months Ended
	Jul. 08, 2014	Dec. 31, 2014
Business Acquisition [Line Items]
Merger agreement, entry date		May 12, 2014
Merger agreement, effective date		Jul. 08, 2014
Impairment of goodwill		$ 0
Mab Vax [Member]
Business Acquisition [Line Items]
Purchase price consideration	$ 6,416,000
Business acquisition, common stock closing price	$ 11.20
Business acquisition, common stock shares	572,887